SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2014
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 7:-	SHAREHOLDERS' EQUITY

a.
On April 24, 2013, the Company entered into a private placement transaction (the "2013 PIPE"). Under the PIPE investment, the Company issued 1,239,639 Ordinary Shares to investors (investors in the 2013 PIPE included certain existing shareholders) at an aggregate purchase price of $ 3,459 or $ 2.79 per Ordinary Share. The Company also issued to the investors warrants to purchase one Ordinary Share for every three Ordinary Shares purchased by each investor (up to 413,213 shares) for an exercise price of $ 3.49 per Ordinary Share. Such warrants have standard anti-dilution protection provisions and therefore were classified as part of the Company's equity. The warrants are exercisable for three years from the closing of the 2013 PIPE. As of June 30, 2014, 79,307 warrants were exercised for total amount of $ 277.

b.
On April 3, 2013, the Company approved a new Share Option Plan (the "2013 Share Option Plan"). The 2013 Share Option Plan grants options to purchase Ordinary Shares. These options are granted pursuant to the 2013 Share Option Plan for the purpose of providing incentives to employees, directors, consultants and contractors of the Company.

c.
During the six months periods ended June 30, 2014, the Company's Board of Directors approved the grant of 160,000 to certain employees at an exercise price ranged among $5.25 to $6.99 per share. Such options have vesting schedule of one year since the grant date.

d.	The following is a summary of the Company's stock options activity for the six months ended June 30, 2014:

	Number of options(in thousands)	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2013	1,013,492	4.34	3.64	$1,813
Granted	160,000	5.41
Exercised	(77,654)	2.60
Expired & Forfeited	(24,874)	5.91

Outstanding at June 30, 2014	1,070,964	4.59	3.37	$1,562

Exercisable at June 30, 2014	884,864	4.56	3.06	$1,433

Vested and expected to vest at June 30, 3014	1,070,964	4.59	3.37	$1,562

The weighted average fair value of options granted during the six months ended June 30, 2014 was $ 2.5.

As of June 30, 2014, the total amount of unrecognized stock-based compensation expenses was approximately $ 170 which will be recognized over a weighted average period of 0.65 years.

The following table shows the total stock-based compensation expense included in the interim condensed consolidated statements of operations:

	Six months ended June 30,
	2014	2013
	Unaudited

Cost of revenue	$8	$5
Research and development, net	102	86
Selling and marketing, net	104	61
General and administrative	77	145

	$291	$297